COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2015
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15.COMMITMENTS AND CONTINGENCIES

The Company engages in commitments to originate loans in the ordinary course of business to meet customer financing needs.  Such commitments are generally made following the Company’s usual underwriting guidelines, represent off-balance sheet financial instruments and do not present more than a normal amount of risk.  The following table summarizes the notional amount of such commitments at September 30, 2015 and 2014 for which the Bank’s underwriting process has been completed and firm commitments have been issued to the borrowers.

	2015	2014
	(In thousands)
Commitments to originate residential first and second mortgage loans	$164,987	$71,067
Commitments to originate commercial mortgage loans	4,782	3,635
Commitments to originate non-mortgage loans	10,144	4,000
Commitments to originate consumer loans	2,000	—
Unused lines of credit - residential	45,016	51,929
Unused lines of credit - commercial	173,771	156,836
Unused lines of credit - consumer	127	33

The Company is a defendant in legal actions arising from normal business activities.  Management, after consultation with counsel, believes that the resolution of these actions will not have any material adverse effect on the Company’s consolidated financial statements.